Goodwill and Intangible Assets - Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets
Goodwill and intangible assets	$ 5,928.2	$ 6,229.1	$ 6,194.1
Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	7,622.0	7,497.2
Accumulated amortization
Goodwill and Intangible Assets
Goodwill and intangible assets	(1,492.8)	(1,125.6)
Accumulated impairment
Goodwill and Intangible Assets
Goodwill and intangible assets	(201.0)	(142.5)
Goodwill.
Goodwill and Intangible Assets
Goodwill and intangible assets	3,084.8	3,126.3	2,997.3
Goodwill. | Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	3,214.1	3,199.6
Goodwill. | Accumulated impairment
Goodwill and Intangible Assets
Goodwill and intangible assets	(129.3)	(73.3)
Lloyd's participation rights
Goodwill and Intangible Assets
Goodwill and intangible assets	503.2	503.2	503.2
Lloyd's participation rights | Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	503.2	503.2
Customer and broker relationships
Goodwill and Intangible Assets
Goodwill and intangible assets	760.9	867.5	969.8
Customer and broker relationships | Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	1,338.5	1,383.6
Customer and broker relationships | Accumulated amortization
Goodwill and Intangible Assets
Goodwill and intangible assets	(577.4)	(513.7)
Customer and broker relationships | Accumulated impairment
Goodwill and Intangible Assets
Goodwill and intangible assets	(0.2)	(2.4)
Brand names
Goodwill and Intangible Assets
Goodwill and intangible assets	1,087.3	1,153.3	1,181.1
Brand names | Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	1,139.2	1,200.4
Brand names | Accumulated impairment
Goodwill and Intangible Assets
Goodwill and intangible assets	(51.9)	(47.1)
Computer software and other
Goodwill and Intangible Assets
Goodwill and intangible assets	492.0	578.8	$ 542.7
Computer software and other | Gross carrying amount
Goodwill and Intangible Assets
Goodwill and intangible assets	1,427.0	1,210.4
Computer software and other | Accumulated amortization
Goodwill and Intangible Assets
Goodwill and intangible assets	(915.4)	(611.9)
Computer software and other | Accumulated impairment
Goodwill and Intangible Assets
Goodwill and intangible assets	$ (19.6)	$ (19.7)